Financial Instruments and Financial Risk Management - Schedule of Fair Value of Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	$ 98	$ 87
Risk management assets - non-current	47	39
Risk management liabilities - current	111	125
Risk management liabilities - non-current	145	167
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans and receivables		45
Financial assets	145	175
Current portion of long-term debt	360	923
Long-term debt	7,626	5,928
Other current liabilities	37	15
Financial liabilities	8,279	7,158
Carrying Amount | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	94	82
Risk management assets - non-current	38	31
Equity securities		4
Risk management liabilities - current	102	121
Risk management liabilities - non-current	66	77
Carrying Amount | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	4	5
Risk management assets - non-current	9	8
Risk management liabilities - current	9	4
Risk management liabilities - non-current	79	90
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans and receivables		46
Financial assets	145	176
Current portion of long-term debt	360	923
Long-term debt	8,451	6,264
Other current liabilities	37	15
Financial liabilities	9,104	7,494
Fair Value | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	94	82
Risk management assets - non-current	38	31
Equity securities		4
Risk management liabilities - current	102	121
Risk management liabilities - non-current	66	77
Fair Value | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	4	5
Risk management assets - non-current	9	8
Risk management liabilities - current	9	4
Risk management liabilities - non-current	79	90
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans and receivables		0
Financial assets	0	4
Current portion of long-term debt	0	0
Long-term debt	0	0
Other current liabilities	0	0
Financial liabilities	0	0
Fair Value | Level 1 | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	0	0
Risk management assets - non-current	0	0
Equity securities		4
Risk management liabilities - current	0	0
Risk management liabilities - non-current	0	0
Fair Value | Level 1 | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	0	0
Risk management assets - non-current	0	0
Risk management liabilities - current	0	0
Risk management liabilities - non-current	0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans and receivables		46
Financial assets	76	84
Current portion of long-term debt	360	923
Long-term debt	8,451	6,264
Other current liabilities	37	15
Financial liabilities	8,942	7,321
Fair Value | Level 2 | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	73	31
Risk management assets - non-current	2	7
Equity securities		0
Risk management liabilities - current	78	99
Risk management liabilities - non-current	15	19
Fair Value | Level 2 | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	1	0
Risk management assets - non-current	0	0
Risk management liabilities - current	0	1
Risk management liabilities - non-current	1	0
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans and receivables		0
Financial assets	69	88
Current portion of long-term debt	0	0
Long-term debt	0	0
Other current liabilities	0	0
Financial liabilities	162	173
Fair Value | Level 3 | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	21	51
Risk management assets - non-current	36	24
Equity securities		0
Risk management liabilities - current	24	22
Risk management liabilities - non-current	51	58
Fair Value | Level 3 | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	3	5
Risk management assets - non-current	9	8
Risk management liabilities - current	9	3
Risk management liabilities - non-current	$ 78	$ 90